Loans, financing and debentures - Significant transactions settled during the period (Details)	Sep. 26, 2025 BRL (R$)	Sep. 19, 2025 USD ($)	Sep. 19, 2025 BRL (R$)	Sep. 11, 2025 USD ($)	Sep. 11, 2025 BRL (R$)	Jun. 09, 2025 USD ($)	Jun. 09, 2025 BRL (R$)	May 21, 2025 USD ($)	May 21, 2025 BRL (R$)	May 17, 2025 USD ($)	May 17, 2025 BRL (R$)	Apr. 24, 2025 USD ($)	Apr. 24, 2025 BRL (R$)	Mar. 24, 2025 BRL (R$)	Mar. 10, 2025 USD ($)	Mar. 10, 2025 BRL (R$)	Jan. 14, 2025 USD ($)	Jan. 14, 2025 BRL (R$)
Several banks (a syndicated operation) [Member] | March 2027
Disclosure of detailed information about borrowings [line items]
Notional amount															$ 1,486,064	R$ 8,608,769
Several banks (a syndicated operation) [Member] | SOFR | March 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis															1.40%	1.40%
Bonds | Bond Maturity Date
Disclosure of detailed information about borrowings [line items]
Notional amount																	$ 346,445	R$ 2,101,917
Bonds | Interest rate | Bond Maturity Date
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																	4.00%	4.00%
Rural Producer Note (CPR) | March 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount														R$ 221,942
Rural Producer Note (CPR) | CDI | March 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis														100.00%
Export Prepayment Agreements ("EPP") - JP Morgan | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis												1.93%	1.93%
Export Prepayment Agreements ("EPP") - JP Morgan | Term, 3-month
Disclosure of detailed information about borrowings [line items]
Notional amount												$ 153,869	R$ 873,023
Advance of exchange contract (ACC) - BNP Paribas
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 15,988	R$ 89,170,000	$ 37,123	R$ 210,942	$ 106,585	R$ 605,819
Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount	R$ 811,766
Bonds 2027
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 304,737	R$ 1,623,519	$ 401,545	R$ 2,162,639
Bonds 2027 | SOFR | January 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				5.50%	5.50%
Bonds 2026
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 233,807	R$ 1,259,239
Bonds 2026 | Fixed | March 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				5.75%	5.75%